QUARTERLY HOLDING REPORT (unaudited)
for
KEYCO BOND FUND, INC.
June 30, 2020

	Principal	Fair
Long-Term State and Municipal Obligations - 95.5%	Amount	Value
Michigan - 38.9%
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF enhanced)	$400,000	$424,088
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	540,875
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	610,780
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	274,685
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	429,988
Fowlerville, Michigan, Community Schools, 3%, May 1, 2025 (Q-SBLF enhanced)	500,000	520,065
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	599,900
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	309,727
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	573,180
Michigan Municipal Bond Authority, Revenue, Clean Water, State Revolving Fund, 5%, October 1, 2022	45,000	45,168
Michigan State Building Authority, Revenue, 5%, October 15, 2029	250,000	284,702
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	393,319
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	274,502
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	384,959
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 1, 2036	500,000	520,030
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 1, 2039	500,000	529,850
Michigan State University, General Revenue, Stepped Coupon, 3%, August 15, 2045	650,000	650,559
Michigan State University, General Revenue, Series B, 5%, February 15, 2021	100,000	102,855
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	435,064
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	800,000	860,168
University of Michigan, Revenue, 4%, April 1, 2043	250,000	289,175
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2037 (Q-SBLF enhanced)	485,000	551,954
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	303,617
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced)	375,000	442,770
		10,351,980
Arizona - 3.5%
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 1, 2038	250,000	283,515
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	271,130
Mesa, Arizona, Utility System, Revenue, 5%, July 1, 2035	350,000	364,322
		918,967
Arkansas - 1.6%
South Conway County School District No. 17, Arkansas, 3.75%, June 1, 2045	335,000	336,960
White Hall School District No. 27 of Jefferson County, Arkansas, 1%, June 1, 2021 (State Aid Withholding enhanced)	95,000	95,502
		432,462
Colorado - 0.3%
Colorado Springs, Colorado, Utilities System Revenue, Series 2010D-1, 5.25%, November 15, 2033 (Pre-refunded)	90,000	91,661

Florida - 0.9%
Florida State Board of Education, Public Education, Capital Outlay, 2018 Series B, 4%, June 1, 2044	200,000	232,616

Georgia - 3.2%
Georgia State Housing and Finance Authority, 3.5%, December 1, 2030	300,000	322,752
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	500,000	517,130
		839,882
Hawaii - 3.1%
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 1, 2041 (Pre-refunded)	250,000	261,795
Hawaii State, Series FG, 4%, October 1, 2036	500,000	571,075
		832,870
Illinois - 2.9%
Illinois Finance Authority, 4%, October 1, 2033	250,000	257,923
Rock Island County, Illinois, Public Building Revenue, 4%, December 1, 2045	475,000	516,258
		774,181
Indiana - 2.9%
Carmel, Indiana, Redevelopment Authority Revenue, 5%, July 1, 2025 (Pre-refunded)	250,000	250,000
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%, January 15, 2038	455,000	523,937
		773,937
Maine - 1.0%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75% November 15, 2038	250,000	271,328

Nebraska - 1.0%
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 15, 2038	250,000	261,003

Nevada - 1.1%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement, Series 2018, 4%, December 1, 2038	250,000	287,770

New Hampshire - 3.7%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	984,314

New York - 9.1%
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 1, 2035	275,000	308,231
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 1, 2037	250,000	278,407
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 1, 2041	335,000	369,642
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	273,562
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	84,911
New York State Dormitory Authority, State, Personal Income Tax Revenue, Series 2018A, 4%, March 15, 2043	300,000	340,545
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	558,180
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	207,648
		2,421,126
North Dakota - 0.4%
North Dakota, State, North Dakota Housing Finance Agency, Series B, Housing Finance Program, 3.05%, January 1, 2025	100,000	107,910

Ohio - 2.0%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	379,238
Lorain County, Ohio, Community College District, 5%, December 1, 2041 (Pre-refunded)	150,000	156,500
		535,738
Pennsylvania - 5.6%
Montgomery County, Pennsylvania, Industrial Development Authority, FHA Insured Mortgage Revenue, Series 2010, 5%, August 1, 2020	115,000	115,444
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	602,063
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	557,990
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	226,976
		1,502,473
South Dakota - 2.0%
South Dakota Housing Development Authority, Homeownership Mortgage, 2018 Series A, 3.8%, November 1, 2038	500,000	546,025

Texas - 5.9%
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034 (Texas Permanent School Fund guarantee)	250,000	289,115
Crosby, Texas, Independent School District, 5%, February 15, 2043 (Texas Permanent School Fund guarantee)	250,000	280,765
Prosper, Texas, 4%, February 15, 2035	265,000	293,207
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	359,258
Waco, Texas, 3.125%, February 1, 2036	180,000	190,478
Waxahachie, Texas, Independent School District, 5%, August 15, 2021 (Texas Permanent School Fund guarantee)	145,000	152,711
		1,565,534
Virginia - 2.0%
Richmond, Virginia, Public Utility, Revenue, 5%, January 15, 2043	250,000	279,595
Virginia College, Building Authority, Series, B, 4%, February 1, 2028 (Pre-refunded)	250,000	264,738
		544,333
Washington - 2.3%
University of Washington, Revenue, 4.5%, April 1, 2035	330,000	339,504
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 1, 2041	250,000	261,715
		601,219
Wisconsin - 2.1%
Wisconsin Housing and Economic Development Authority, Housing Ownership Revenue, 2018 Series D, 3.55%, September 1, 2033	500,000	548,230

Total long-term state and municipal obligations (Cost $23,755,576) - 95.5%		25,425,559

Money Market Fund - 3.6%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares, .13% seven-day yield (Cost $959,313)	959,313	959,313

Total investments (Cost $24,714,889) - 99.1%		26,384,872

Other assets less liabilities, net - 0.9%		236,105

Net assets (100%)		$26,620,977

Notes:

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

The three levels of inputs are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in an active market, interest rates, yield curves, implied volatilities, credit spreads and market-collaborated inputs.
Level 3:	Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

A description of the valuation techniques applied to the Fund's major category of assets measured at fair value on a recurring basis is as follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's portfolio investments as of June 30, 2020, based on the inputs used to value them:

	Securities
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal obligations	$—	$25,425,559	$—	$25,425,559
Money market fund	959,313	—	—	959,313
Total	$959,313	$25,425,559	$—	$26,384,872